USA Mutuals Takeover Targets Fund
USA Mutuals Takeover Targets Fund
Investment Objective
The investment objective of the USA Mutuals Takeover Targets Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 9 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 29 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees USA Mutuals Takeover Targets Fund	USA Mutuals Takeover Targets Fund - Institutional Class Shares	USA Mutuals Takeover Targets Fund - Investor Class Shares	USA Mutuals Takeover Targets Fund - Class A Shares	USA Mutuals Takeover Targets Fund - Class C Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	none	none	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses USA Mutuals Takeover Targets Fund		USA Mutuals Takeover Targets Fund - Institutional Class Shares	USA Mutuals Takeover Targets Fund - Investor Class Shares	USA Mutuals Takeover Targets Fund - Class A Shares		USA Mutuals Takeover Targets Fund - Class C Shares
Management Fees		1.00%	1.00%	1.00%		1.00%
Distribution (12b-1) Fees		none	0.25%	0.25%	[1]	1.00%
Other Expenses	[2]	0.33%	0.33%	0.33%		0.33%
Total Annual Fund Operating Expenses		1.33%	1.58%	1.58%		2.33%
Less: Fee Waiver/Expense Reimbursement		(0.08%)	(0.08%)	(0.08%)		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.25%	1.50%	1.50%		2.25%
[1]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[2]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	USA Mutuals Advisors, Inc. (the "Advisor"), the Fund's investment advisor, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses (collectively, "Excluded Expenses")) to 1.25% for Institutional Class shares, 1.50% for Investor Class shares, 1.50% for Class A shares and 2.25% for Class C shares of average net assets of the Fund through July 31, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.25% for Institutional Class shares, 1.50% for Investor Class shares, 1.50% for Class A shares and 2.25% for Class C shares. The current term of the agreement may only be terminated by the Board of Trustees of the Trust. The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses in effect at the time of the waiver.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The limitation on total fund operating expenses discussed in footnote (3) to the table above is reflected in the Example only through July 31, 2016.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example USA Mutuals Takeover Targets Fund (USD $)	One Year	Three Years
USA Mutuals Takeover Targets Fund - Institutional Class Shares	127	414
USA Mutuals Takeover Targets Fund - Investor Class Shares	153	491
USA Mutuals Takeover Targets Fund - Class A Shares	719	1,038
USA Mutuals Takeover Targets Fund - Class C Shares	228	720

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of companies of any capitalization, which include U.S. issuers and foreign issuers (including issuers domiciled in emerging markets or less developed countries) as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund seeks to achieve its investment objective by selecting equity securities of companies the Advisor has identified as having characteristics that make them attractive takeover candidates.  In selecting securities, the Advisor uses its historical research models to predict future mergers and acquisitions, which may lead to a material impact on returns from acquisition premiums.

The universe of potential portfolio companies, which is composed of the largest 5,000 companies by market capitalization that trade on U.S. exchanges, is further analyzed to determine their potential for acquisition using a quantitative strategy.  The quantitative strategy sorts companies by several important measures that indicate the potential for future takeovers, including, but not limited to, accounting based measures of firm performance, leverage, valuation and size.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or portion of your investment in the Fund;

•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

•	investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	as a new Fund, there can be no assurance that the Fund will grow or maintain and economically viable size;

•
investments in companies that the Advisor expects will be involved in a takeover event carry the risk that the expected event or transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance;

•	common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change;

•	preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited;

•
convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders;

•
large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;

•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;

•
unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

•	fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk; and

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.usamutuals.com.